Impairment of long-term assets - Energy transmission and roads (Details) - COP ($) $ in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Impairment of long-term assets
Non-current asset held for sale			$ 209
Consorcio Transmantaro
Impairment of long-term assets
Non-current asset held for sale			85
Internexa Brasil
Impairment of long-term assets
Non-current asset held for sale			86
Internexa Argentina
Impairment of long-term assets
Non-current asset held for sale			13
Energy transmission and roads
Impairment of long-term assets
Intangibles	$ 12	$ 2	(13)
Property, plant and, equipment	(10)	(4)	(98)
Non-current asset held for sale		(43)	(98)
Impairment loss	2	(45)	$ (209)
Impairment expense (recovery)	10	(2)
Energy transmission and roads | ISA Bolivia
Impairment of long-term assets
Impairment loss		27
Impairment expense (recovery)	15
Energy transmission and roads | Internexa Colombia
Impairment of long-term assets
Impairment loss	$ 3	$ 16